Impairment, Restructuring Charges and Other Related Closure Costs - Changes to Restructuring Provisions Recorded on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	$ 52	$ 54
Charges incurred	19	52
Adjustment for unused provisions		(7)
Amounts paid	(33)	(51)
Currency translation effect	(3)	4
Provision, ending balance	35	52
Set-top Box Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	39	37
Charges incurred	19	36
Adjustment for unused provisions		(2)
Amounts paid	(22)	(36)
Currency translation effect	(2)	4
Provision, ending balance	34	39
$600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	7	5
Charges incurred		3
Amounts paid	(7)	(1)
Provision, ending balance		7
Other Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	6	12
Charges incurred		13
Adjustment for unused provisions		(5)
Amounts paid	(4)	(14)
Currency translation effect	(1)
Provision, ending balance	$ 1	$ 6